MUTUAL OF AMERICA LIFE INSURANCE COMPANY	NEW YORK NY 10022-6839 212 224 1840 212 224 2518 FAX AMY LATKIN VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL CORPORATE LAW

Via Edgar Correspondence

April 28, 2016

Keith A. Gregory

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1520

RE:	Post-Effective Amendment No. 49 under the Securities Act of 1933 and Post-Effective Amendment No. 50 under the Investment Company Act of 1940 to the Registration Statement on Form N-4 of Mutual of America Separate Account No. 2
(TVIF Contracts) (SEC File No. 002-90201, 811-03996) (Prospectus and S.A.I.)

Dear Mr. Gregory:

Mutual of America and Registrant filed Post-Effective Amendment No. 48 under the 1933 Act and Amendment No. 49 under the 1940 Act to the above-referenced Registration Statement on form N-4 on February 23, 2016 and Post-Effective Amendment No. 49 under the 1933 Act and No. 50 under the 1940 Act on April 28, 2016 reflecting comments received with respect to the February 23, 2016 filing.

In connection with this filing, the Registrant acknowledges that:

1.	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

2.	The Securities and Exchange Commission (“Commission”) staff (“Staff”) comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

3.	The Registrant may not assert Staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel